Long-term debt - Additional information (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019	May 31, 2020 CAD ($)	May 31, 2020 EUR (€)	Nov. 29, 2019 CAD ($)	May 31, 2019 CAD ($)	Nov. 07, 2018 CAD ($)	Nov. 07, 2018 EUR (€)	Jul. 27, 2018 CAD ($)	May 09, 2017 CAD ($)	Jul. 22, 2016 CAD ($)	Jun. 30, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Debt		$ 138,762			$ 67,343
Aphria Diamond [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	51.00%
Canadian prime interest rate plus an applicable margin, 3-year term
Disclosure of detailed information about borrowings [line items]
Debt		80,000
Notional Amount		$ 80,000
Canadian prime interest rate plus an applicable margin, 3-year term | Aphria Diamond [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount				$ 80,000
Proportion of ownership interest in subsidiary		51.00%
Canadian five year bond interest rate plus 2.73% with a minimum 4.50%
Disclosure of detailed information about borrowings [line items]
Debt		$ 18,241			24,022
Notional Amount		25,000
Canadian five year bond interest rate plus 2.73% with a minimum 4.50% | First charge on the property at 223, 231, 239, 265, 269, 271 and 275 Talbot Street West, t, , Leamington Ontario, o
Disclosure of detailed information about borrowings [line items]
Debt								$ 18,241
Interest Rate								4.68%
Term loan with interest rate 3.95% compounded monthly
Disclosure of detailed information about borrowings [line items]
Debt		$ 21,975			23,352
Interest Rate		3.95%	3.95%
Notional Amount		$ 25,000
Term loan with interest rate 3.95% compounded monthly | First charge on the property at 265 Talbot Street West, t, , Leamington Ontario, o,
Disclosure of detailed information about borrowings [line items]
Debt									$ 21,975
Term loan with interest rate 3.99%
Disclosure of detailed information about borrowings [line items]
Debt		$ 830			946
Interest Rate		3.99%	3.99%
Notional Amount		$ 1,250
Term loan with interest rate 3.99% | First charge on the property at 265 Talbot Street West, t, , Leamington Ontario, o,
Disclosure of detailed information about borrowings [line items]
Debt										$ 830
Mortgage payable with interest rate 3.95%
Disclosure of detailed information about borrowings [line items]
Debt		$ 3,239			3,380
Interest Rate		3.95%	3.95%
Notional Amount		$ 3,750
Mortgage payable with interest rate 3.95% | First charge on the property at 265 Talbot Street West, t, , Leamington Ontario, o,
Disclosure of detailed information about borrowings [line items]
Debt										$ 3,239
Vendor take-back mortgage owed to a related party with interest rate 6.75%
Disclosure of detailed information about borrowings [line items]
Debt		$ 701			$ 1,305
Interest Rate		6.75%	6.75%
Notional Amount		$ 2,850
Vendor take-back mortgage owed to a related party with interest rate 6.75% | Second charge on the property at 265 Talbot Street West, t, , Leamington, n
Disclosure of detailed information about borrowings [line items]
Debt											$ 701
Euro interbank offered rate | CC Pharma GmbH
Disclosure of detailed information about borrowings [line items]
Debt		13,776	€ 9,000
Notional Amount		$ 2,296	€ 1,500			$ 25,460	€ 17,000